Match Acquisition (Details) - USD ($)	1 Months Ended
	Aug. 30, 2021	Aug. 30, 2021	May 28, 2021	Dec. 31, 2021	Sep. 30, 2021
Match Acquisition (Details) [Line Items]
Ordinary shares acquired			1,152
Incurred direct transaction costs					$ 47,000
Additional paid-in capital				$ 2,861,631	14,000,000
Allocated intangible assets					$ 14,000,000
Match Agreement [Member]
Match Acquisition (Details) [Line Items]
Issued and outstanding shares	30.00%	30.00%	70.00%
Balance of ordinary shares	493	493
Additional number of shares acquired	30,000,000	30,000,000
Company issued price per share		$ 0.14
Match Agreement [Member] | Business Acquisition [Member]
Match Acquisition (Details) [Line Items]
Shares issued			70,000,000